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The Cash Management Trust of America
333 South Hope Street
Los Angeles, California 90071

April 14, 2009

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Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           The Cash Management Trust of America

Dear Sir or Madam:

Attached please find materials in connection with the reorganization proposed in the Registration Statement of American Funds Money Market Fund on Form N-14 (File No. 333-158165).  These materials are being filed on the date of first use pursuant to Rule 425 under the Securities Act of 1933 and Rule 14a-12 under the Investment Company Act of 1940.

If you have any questions about the enclosed, please call me at (213) 615-4024.

Sincerely yours,

/s/ Michael J. Triessl

Michael J. Triessl
Capital Research and Management Company

Enclosure